Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2021	As of December 31, 2022
			USD	USD	USD
Short-term borrowings:
Agricultura Bank of China	3.45%	April, 2023	2,029,809	-	2,029,809
Agricultura Bank of China	2.70%	May, 2023	1,449,864	-	1,449,864
Agricultura Bank of China	3.45%	June, 2023	1,449,864	-	1,449,864
Bank of Jiangsu	4.60%	October, 2023	1,449,864	-	1,449,864
CHINA CITIC BANK	4.65%	August, 2023	1,448,414	-	1,448,414
CHINA CITIC BANK	4.65%	September, 2023	1,448,414	-	1,448,414
Shanghai Bank	5.20%	January, 2023	1,304,877	-	1,304,877
Shanghai Bank	4.65%	October, 2023	1,304,877	-	1,304,877
Agricultura Bank of China	4.00%	March, 2023	1,159,891	-	1,159,891
Agricultura Bank of China	2.70%	May, 2023	1,159,891	-	1,159,891
Shanghai Bank	4.65%	November, 2023	869,918	-	869,918
Shanghai Bank	4.65%	November, 2023	724,932	-	724,932
Bank of Nanjing *	5.50%	June, 2023	724,932	-	724,932
Bank of Nanjing *	5.50%	July, 2023	724,932	-	724,932
Bank of Ningbo	5.35%	June, 2023	724,932	-	724,932
China Merchants Bank *	5.05%	August, 2023	704,634	-	664,062
Shanghai Bank	5.20%	January, 2023	144,986	-	144,986
China Merchants Bank *	5.05%	August, 2022	1,004,300	1,004,300	-
China Merchants Bank *	5.05%	September, 2022	1,035,684	1,035,684	-
Bank of Communications	5.31%	February, 2022	627,687	627,687	-
Xiamen International Bank	6.80%	April, 2022	784,609	784,609	-
Shanghai Pudong Development Bank*	5.22%	March, 2022	1,114,145	1,114,145	-
Shanghai Rural Commercial Bank	5.20%	May, 2022	1,412,296	1,412,296	-
Shanghai Bank	5.20%	November, 2021	784,609	784,609	-
Shanghai Bank	5.20%	October, 2022	1,412,296	1,412,296	-
Shanghai Bank	5.20%	November, 2022	941,531	941,532	-
Total				9,117,158	18,784,459
*	These borrowings are guaranteed by Guizhou Xiao-I.